Derivative financial instruments	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments
Derivative financial instruments

8.	Derivative financial instruments

The primary risk factors associated with the derivative instruments undertaken relate to exchange rates, interest rates, and equity income. In managing these and other market risk factors, the Bank employs practices that encompass the measurement and monitoring of the utilization of limits previously established by internal committees, the portfolios' value at risk, sensitivities to interest rate fluctuations, foreign exchange exposure, liquidity gaps, among other practices that enable the control and monitoring of risks, which could potentially impact Banco Santander's positions across the various markets in which it operates. Based on this management model, the Bank has been able to optimize the risk-reward ratio, even amidst conditions of significant volatility, through the use of operations involving derivative instruments.

The fair value of derivative financial instruments is determined using market price quotations when available. The fair value of swaps is calculated through discounted cash flow modeling techniques, reflecting appropriate risk factors. The fair value of forward and futures contracts is also determined based on market price quotations for exchange-traded derivatives or employing methodologies similar to those used for swaps. The fair value of options is calculated using mathematical models, such as the Black-Scholes model, implied volatilities, and the fair value of the corresponding asset. Current market prices are utilized to determine volatilities. For derivatives that do not have prices directly disclosed by exchanges, the fair value is ascertained through pricing models that leverage market information, inferred from the disclosed prices of more liquid assets. This process involves extracting interest rate curves and market volatilities from these prices, which are then used as input data for the models.

a) Derivative Financial Instruments

a.1) Derivative Financial Instruments Recorded in the Off-Balance Sheet and Equity Accounts.

Overview of Trading and Hedging Derivatives Portfolio

	2023	2022	2021

Assets
Swap Differential Receivables	12,360,719	13,815,247	7,641,355
Premiums on Unexercised Options	2,635,506	1,419,279	1,385,889
Forward Contracts and Others	14,298,496	6,741,298	12,112,679
Total	29,294,721	21,975,824	21,139,923

Liabilities
Swap Differential Payables	13,226,716	11,212,030	8,538,705
Premiums on Issued Options	2,685,361	1,894,522	2,256,244
Forward Contracts and Others	9,028,351	5,592,773	13,824,032
Total	24,940,428	18,699,325	24,618,981

Breakdown by Category

Trading	2023			2022			2021

	Notional Value (1)	Curve Value	Fair Value	Notional Value(1)	Curve Value	Fair Value	Notional Value (1)	Curve Value	Fair Value
Swap	811,921,799	(1,927,123)	(865,997)	779,023,280	(3,682,261)	2,603,217	837,762,019	(1,804,744)	(897,350)
Assets	402,812,781	9,193,215	12,360,719	393,351,898	11,857,946	13,815,247	418,137,448	13,162,674	7,641,355
Interest Rate	188,604,258	5,054,833	6,383,261	272,642,004	10,420,491	9,985,823	300,667,399	9,587,812	5,399,806
Foreign Currency	212,970,458	4,136,463	5,977,193	116,577,474	1,292,203	4,764,609	91,837,446	799,550	2,003,728
Other	1,238,065	1,919	265	4,132,420	145,252	(935,185)	25,632,603	2,775,313	237,822
Liabilities	409,109,018	(11,120,338)	(13,226,716)	385,671,382	(15,540,207)	(11,212,030)	419,624,571	(14,967,418)	(8,538,705)
Interest Rates	262,437,458	(9,117,639)	(9,680,343)	290,316,480	(12,735,256)	(8,798,667)	393,104,981	(10,932,057)	(10,588,736)
Foreign Currency	143,788,702	(1,907,489)	(3,332,851)	91,303,383	(2,804,302)	(3,494,263)	887,129	(28,407)	2,287,852
Others	2,882,857	(95,211)	(213,522)	4,051,519	(649)	1,080,900	25,632,461	(4,006,955)	(237,822)
Options	857,662,210	(1,112,873)	(49,854)	1,150,540,616	(877,100)	(475,243)	1,130,172,099	(595,345)	(870,355)
Purchase Commitments	419,095,675	2,252,815	2,635,506	600,275,162	2,243,354	1,419,279	564,829,758	1,240,879	1,385,889
Foreign Currency Call Options	7,711,827	497,534	426,074	10,629,479	440,097	214,722	9,898,179	271,464	382,237
Foreign Currency Put Options	5,326,447	408,144	489,785	4,474,015	122,896	124,163	4,094,316	140,280	187,123
Other Call Options	89,142,771	661,536	1,183,084	94,414,288	674,574	577,487	31,248,540	459,995	510,977
Interbank Market	3,729,452	217,219	265,824	92,324,275	608,913	555,707	28,499,055	444,446	495,214
Others (2)	85,413,319	444,318	917,261	2,090,013	65,661	21,780	2,749,485	15,549	15,763
Put Option - Other	316,914,629	685,600	536,563	490,757,380	1,005,787	502,907	519,588,723	369,140	305,553
Interbank Market	543,157	46,852	30,439	490,535,950	980,433	480,682	519,588,723	369,140	305,553
Other (2)	316,371,471	638,748	506,124	221,430	25,354	22,225	-	-	-
Sale Commitments	438,566,535	(3,365,688)	(2,685,361)	550,265,454	(3,120,454)	(1,894,522)	565,342,340	(1,836,224)	(2,256,244)
Foreign Currency Call Options	3,453,152	(288,349)	(466,324)	6,763,742	(292,212)	(165,919)	4,111,016	(170,553)	(152,348)

Foreign Currency Put Options	4,642,411	(288,799)	(431,952)	8,885,700	(409,758)	(508,584)	4,017,161	(348,715)	(287,825)
Other Call Options	113,106,162	(2,029,924)	(999,258)	42,840,737	(1,590,130)	(821,508)	33,383,233	(719,460)	(872,335)
Interbank Market	17,295,280	(1,479,724)	(710,121)	33,377,728	(575,451)	(349,710)	31,730,928	(713,773)	(858,586)
Other (2)	95,810,882	(550,201)	(289,137)	9,463,009	(1,014,679)	(471,798)	1,652,305	(5,687)	(13,749)
Other Put Options	317,364,811	(758,616)	(787,826)	491,775,275	(828,354)	(398,511)	523,830,930	(597,497)	(943,736)
Interbank Market	370,221	(24,912)	(23,004)	491,596,383	(804,467)	(378,608)	523,830,930	(597,497)	(943,736)
Other (2)	316,994,590	(733,703)	(764,822)	178,892	(23,887)	(19,903)	-	-	-
Futures Contracts	325,170,914	-	-	278,348,786	-	-	287,984,278	-	-
Long Position	164,682,752	-	-	254,505,429	-	-	148,237,279	-	-
Exchange Coupon (DDI)	41,331,942	-	-	77,727,137	-	-	85,931,389	-	-
Interest Rates (DI1 and DIA)	48,254,715	-	-	148,713,860	-	-	28,491,764	-	-
Foreign Currency	68,838,058	-	-	27,444,003	-	-	33,797,350	-	-
Indexes (3)	5,269,712	-	-	482,394	-	-	16,776	-	-
Others	988,325	-	-	138,035	-	-	-	-	-
Short Position	160,488,162	-	-	23,843,357	-	-	139,746,999	-	-
Exchange Coupon (DDI)	41,331,942	-	-	17,259,936	-	-	60,606,204	-	-
Interest Rate (DI1 and DIA)	48,339,061	-	-	3,337,596	-	-	53,267,620	-	-
Foreign Currency	64,559,123	-	-	1,327,928	-	-	25,678,296	-	-
Index (3)	5,269,712	-	-	1,787,973	-	-	194,879	-	-
Treasury Bonds/Notes	988,325	-	-	129,924	-	-	-	-	-
Forward Contracts and Others	331,009,278	3,288,881	5,270,142	152,669,932	1,394,796	1,148,525	167,611,314	2,836,843	(1,711,353)
Purchase Commitments	167,191,252	17,249,113	14,298,496	93,143,116	2,292,188	6,741,298	93,097,212	5,345,415	12,112,679
Currencies	134,610,617	17,042,331	4,932,719	72,849,455	1,938,956	6,426,685	83,752,185	2,738,485	8,501,934
Other	32,580,636	206,782	9,365,777	20,293,661	353,232	314,613	9,345,027	2,606,930	3,610,745
Sale Commitments	163,818,026	(13,960,232)	(9,028,351)	59,526,816	(897,392)	(5,592,773)	74,514,102	(2,508,572)	(13,824,032)
Currencies	130,779,288	(13,211,003)	(1,766,190)	53,574,925	(847,425)	(6,490,282)	71,611,500	(1,141,826)	(11,932,009)
Other	33,038,737	(749,229)	(7,262,161)	5,951,891	(49,967)	897,509	2,902,602	(1,366,746)	(1,892,023)
(1)	Adjusted nominal value of the contracts minal value of updated contracts.
(2)	Includes index options, primarily options related to U.S. Treasury, stocks, and stock indices.
(3)	Includes Bovespa and S&P indices.

a.2) Derivatives Financial Instruments by Counterparty

Notional				2023
		Related	Financial
	Customers	Parties	Institutions (1)	Total
Swap	185,745,740	224,140,567	402,035,492	811,921,799
Options	37,900,600	2,114,539	817,647,071	857,662,210
Futures Contracts	9,280,964	-	315,889,950	325,170,914
Forward Contracts and Others	152,776,820	118,459,171	59,773,287	331,009,278
(1)	Includes operations that have B3 S.A. and other stock and commodity exchanges as counterparties.

Notional				2022	2021
		Related	Financial
	Customers	Parties	Institutions (1)	Total	Total
Swap	38,910,036	250,925,646	103,516,216	393,351,898	418,137,448
Options	69,919,242	742,316	1,079,879,058	1,150,540,616	1,130,172,099
Futures Contracts	1,525,199	-	276,823,587	278,348,786	287,984,278
Forward Contracts and Others	61,719,539	72,055,923	18,894,470	152,669,932	167,611,313
(1)	Includes operations that have B3 S.A. and other stock and commodity exchanges as counterparties

a.3) Derivatives Financial Instruments by Maturity

Notional				2023
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total
Swap	148,297,617	146,064,207	517,559,975	811,921,799
Options	695,558,723	110,627,263	51,476,224	857,662,210
Futures Contracts	168,364,770	70,492,546	86,313,598	325,170,914
Forward Contracts and Others	187,900,674	90,382,978	52,725,626	331,009,278

Notional				2022	2021
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total	Total
Swap	45,216,039	55,756,566	292,379,293	393,351,898	418,137,448
Options	632,690,834	392,814,885	125,034,897	1,150,540,616	1,130,172,099
Futures Contracts	199,359,807	22,626,385	56,362,594	278,348,786	287,984,278
Forward Contracts and Others	76,955,710	44,449,708	31,264,514	152,669,932	167,611,313

a.4) Derivative Financial Instruments by Trading Market

Notional	Stock Exchanges (1)	Over-the-Counter Market	2023
			Total
Swap	93,891,622	718,030,177	811,921,799
Options	782,343,569	75,318,641	857,662,210
Futures Contracts	325,170,914	-	325,170,914
Forward Contracts and Others	28,054,581	302,954,697	331,009,278
(1)	Includes trades with B3 S.A.

Notional	Stock Exchanges (1)	Over-the-Counter Market	2022	2021
			Total	Total
Swap	45,837,011	347,514,887	393,351,898	418,137,448
Options	1,076,649,948	73,890,668	1,150,540,616	1,130,172,099
Futures Contracts	278,348,786	-	278,348,786	287,984,278
Forward Contracts and Others	6,790,867	145,879,065	152,669,932	167,611,313
(1)	Includes trades with B3 S.A.

a.5) Information on Credit Derivatives

Banco Santander uses credit derivatives with the objectives of performing counterparty risk management and meeting its customers' demands, performing protection purchase and sale transactions through credit default swaps and total return swaps, primarily related to Brazilian sovereign risk securities.

Total Return Swaps – TRS

These are credit derivatives in which the return from the reference obligation is exchanged for a cash flow, and where upon the occurrence of a credit event, the protection buyer typically has the right to receive from the protection seller the equivalent of the difference between the updated value and the fair value (fair value) of the benchmark obligation at the contract's settlement date.

Credit Default Swaps – CDS

These are credit derivatives where, upon the occurrence of a credit event, the protection buyer is entitled to receive from the protection seller an amount equal to the difference between the face value of the CDS contract and the fair value (fair value) of the benchmark obligation at the settlement date of the contract. In exchange, the seller receives a fee for providing the protection.

Below is the breakdown of the Credit Derivatives portfolio, presented by its notional value and its effect on the calculation of the Required Shareholders' Equity (RSE).

	2023		2022		2021

	Nominal Value	Nominal Value	Nominal Value	Nominal Value	Nominal Value	Nominal Value
	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -
	Total Return Swap Rate	Credit Swap	Total Return Swap Rate	Credit Swap	Total Return Swap Rate	Credit Swap
Credit Swaps	3,456,614	10,293,916	3,725,358	7,831,108	3,984,392	-
Total	3,456,614	10,293,916	3,725,358	7,831,108	3,984,392	-

During the period, there were no credit events associated with the precipitating factors specified in the contracts.

		2023		2022		2021
	Over		Over		Over
Maximum Potential for Future Payments - Gross	12 Months	Total	12 Months	Total	12 Months	Total
Per Instrument
CDS	13,750,530	13,750,530	11,556,466	11,556,466	3,984,392	3,984,392
Total	13,750,530	13,750,530	11,556,466	11,556,466	3,984,392	3,984,392
By Risk Rating
Below Investment Grade	13,750,530	13,750,530	11,556,466	11,556,466	3,984,392	3,984,392
Total	13,750,530	13,750,530	11,556,466	11,556,466	3,984,392	3,984,392
By Reference Entity
Brazilian Government	13,750,530	13,750,530	11,556,466	11,556,466	3,984,392	3,984,392
Total	13,750,530	13,750,530	11,556,466	11,556,466	3,984,392	3,984,392

a.6) Accounting Hedge

There are three types of hedge accounting: Fair Value Hedge, Cash Flow Hedge and Foreing Currency Investments Hedge.

The derivatives used as hedging instruments are represented as follows:

a.6.I ) Fair Value Hedge

The Bank's fair value hedging strategy involves mitigating exposure to fair value fluctuations, specifically regarding interest receipts and payments on recognized assets and liabilities.

The fair value management methodology adopted by the Bank segregates transactions based on risk factors (e.g., BRL/USD exchange rate risk, fixed interest rate risk in BRL, USD exchange rate coupon risk, inflation risk, interest risk, etc.). The transactions generate exposures that are consolidated by risk factor and compared with pre-established internal thresholds.

To mitigate fluctuations in fair value associated with the receipt and payment of interest, the Bank employs interest rate swap contracts concerning fixed-rate assets and liabilities.

The Bank utilizes fair value hedge in the following manner:

• Designates Foreign Currency Swaps + Coupon versus % CDI and Fixed BRL Interest Rate or contracts USD Futures (DOL, DDI/DI) as a derivative instrument in Hedge Accounting structures, with foreign currency loan operations as the hedged item.

• The Bank maintains an active loan portfolio originated in fixed-rate U.S. Dollars at Santander EFC, whose transactions are recorded in Euros. To manage this currency mismatch, the Bank designates a Foreign Currency Swap, exchanging Floating Euros for Fixed U.S. Dollars, as a hedge against market risk for the corresponding loans.

• The Bank is subject to a pre-fixed interest rate risk stemming from Government Securities (NTN-F and LTN) held within its Financial Assets portfolio, which are measured through Other Comprehensive Income. To manage this risk mismatch, the Bank enters into DI futures contracts on the exchange or engages in interest rate swaps, designating these as derivative instruments within a Hedge Accounting structure.

• The Bank is exposed to IPCA (broad consumer price index) risk stemming from debentures within its available-for-sale securities portfolio. To manage this exposure, the Bank enters into IPCA futures contracts ("DAP") on the exchange and designates them as derivative instruments within a Hedge Accounting structure.

To assess the effectiveness and measure the ineffectiveness of hedging strategies, the Bank adheres to IAS 39, which mandates that an effectiveness test be conducted at the inception (prospective test) of the hedge arrangement, and be periodically repeated (prospective and retrospective tests) to demonstrate that the hedge relationship remains effective.

a) Prospective test: in accordance with the standard, the prospective test is required at the inception date and quarterly thereafter to demonstrate that the expectation of the hedge relationship's effectiveness is high.

a.1) The initial prospective test (at inception): this is limited to a qualitative review of the critical terms and conditions of both the hedging instrument and the hedged item, with the aim of concluding that changes in the fair value of the two instruments are expected to completely offset one another.

a.2) The prospective periodic test: the sensitivity of the present value of the hedged item and the hedging instrument to a parallel shift of 10 basis points in the interest rate curve will be periodically assessed. For the purpose of assessing hedge effectiveness, the ratio of these two sensitivities must fall within the range of 80% to 125%.

b) Retrospective test: the retrospective effectiveness test will be conducted by comparing the mark-to-market (mtm) fluctuation of the hedging instrument from the inception date with the mtm variation of the hedged item from the same date.

In fair value hedges, both gains and losses on hedging instruments and on the hedged items (attributable to the type of risk being hedged) are recognized directly in the consolidated statement of profit or loss.

	2023		2022		2021
Hedge Structure	Effective Portion Accumulated	Ineffective Portion	Effective Portion Accumulated	Ineffective Portion	Effective Portion Accumulated	Ineffective Portion
Fair Value Hedge
Government Securities (LTN, NTN-F)	-	-	-	-	3,756,394	-
Trade Finance Off	-	-	(189)	-	728	-
Total	-	-	(189)	-	3,757,122	-

						12/31/2023
						Hedged
			Hedge Instruments			Items
	Curve		Accounting	Curve		Accounting
Strategies	Value	Fair value	Value	Value	Fair value	Value
Swap Contracts	183,368	288,766	472,134	138,079	272,805	410,884
Loan Operations Hedge	183,368	288,766	472,134	138,079	272,805	410,884
Futures Contracts	144,508	25,701,246	25,845,754	(3,535,965)	28,817,259	25,281,294
Loan Operations Hedge	2,497,014	12,759,016	15,256,030	(2,290,079)	15,593,616	13,303,537
Securities Hedge	(1,489,802)	2,496,723	1,006,921	623,749	579,793	1,203,542
Funding Hedge	(862,704)	10,445,507	9,582,803	(1,869,635)	12,643,850	10,774,215

						12/31/2022
						Hedged
			Hedge Instruments			Items
	Curve		Accounting	Curve		Accounting
Strategies	Value	Fair value	Value	Value	Fair value	Value
Swap Contracts	48,140	437,702	485,842	(24,687)	461,499	436,812
Loan Operations Hedge	48,140	437,702	485,842	(24,687)	461,499	436,812
Future Contracts	3,862,299	75,057,601	78,919,900	1,729,350	75,953,237	77,682,587
Loan Operations Hedge	686,249	11,451,502	12,137,751	3,067,594	10,529,915	13,597,509
Securities Hedge	-	3,971,751	3,971,751	(609,013)	3,787,939	3,178,926
Funding Hedge	3,176,050	59,634,348	62,810,398	(729,231)	61,635,383	60,906,152

						12/31/2021
						Hedged
			Hedge Instruments			Items
	Curve		Accounting	Curve		Accounting
Strategies	Value	Fair value	Value	Value	Fair value	Value
Future Contracts	(2,204)	84,767	82,563	3,175	84,937	88,112
Loan Operations Hedge	(2,204)	84,767	82,563	3,175	84,937	88,112
Future Contracts	(7,912)	41,437,967	41,430,054	(2,031,108)	46,351,129	44,320,021
Loan Operations Hedge	(14,439)	2,850,589	2,836,150	15,685	2,738,830	2,754,515
Securities Hedge	6,527	38,587,378	38,593,904	(2,046,793)	43,612,299	41,565,506
(*)	The Bank employs market risk hedging strategies, the targets of which are assets in its portfolio, which is why we present the liabilities side of the respective instruments. For structures that have futures as instruments, we provide the balance of the daily adjustment calculated, recorded in the off-balance sheet account.

a.6.II) Cash Flow Hedge

The Bank's cash flow hedging strategies consist of hedging against exposure to fluctuations in cash flows, interest payments, and currency exchange rates, which are attributable to changes in interest rates affecting recognized assets and liabilities, as well as exchange rate fluctuations impacting unrecognized assets and liabilities.

The Bank utilizes cash flow hedge in the following manner:

• The Bank engages in active swaps indexed to fixed US Dollars and liabilities in foreign currency, designating these as hedging instruments within a Cash Flow Hedge structure, where the hedged items are foreign currency loans negotiated with third parties via its offshore branches and Brazilian external debt securities held to maturity.

• The Bank enters into Dollar Futures or DDI + DI Futures (Synthetic Dollar Futures) contracts and designates them as hedging instruments within a Cash Flow Hedge structure, where the hedged items are the Bank's portfolio of Dollar-denominated loans and Promissory Notes in the available-for-sale securities portfolio.

• The Bank maintains a portfolio of assets indexed to the Euro and traded in offshore branches. In the transaction, the value of the asset in Euros will be converted to Dollars at the exchange rate specified in the foreign exchange contract for the transaction. After this conversion, the principal amount of the transaction, now denominated in Dollars, will be adjusted by either a floating or a fixed rate. The assets will be hedged with a Cross-Currency Swap to transfer the Euro risk to LIBOR + Coupon.

In March 2022, the U.S. Congress passed the Adjustable Interest Rate Act (LIBOR) ("the LIBOR Act"). This legislation establishes a uniform, nationwide process for replacing LIBOR in existing contracts that lack fallback clauses, automatically substituting LIBOR, on the LIBOR replacement date (expected to be the first London banking business day after June 30, 2023), with the "Board-selected Benchmark Replacement". In December 16, 2022, the Federal Reserve Board adopted a final rule implementing the LIBOR Act and identifying these benchmark replacements, which vary across different contracts but are all based on SOFR.

Our focus has been and remains on implementing all necessary contractual, commercial, operational, and technological adjustments to meet the relevant pending milestones.

As of December 31, 2021, our exposure to LIBOR-linked contracts was limited and exclusively related to USD LIBOR. In 2021, we adopted the SOFR (Secured Overnight Finance Rate) and CME TERM SOFR as replacements for USD LIBOR for new contracts. Since January 1, 2022, we have ceased initiating new USD LIBOR transactions, with the exception of those authorized by international regulatory authorities (market-making activity). We are actively engaging with our clients to update existing agreements to incorporate appropriate fallback provisions for when the USD LIBOR is no longer published.

To assess the effectiveness and measure the ineffectiveness of these strategies, Santander Bank adheres to IAS 39. This standard mandates that the effectiveness test be conducted at the inception of the hedge structure (prospective test) and be repeated periodically (prospective and retrospective tests) to demonstrate that the hedge ratio expectation continues to be effective (between 80 and 125%).

In this hedging strategy, the effectiveness tests (prospective/retrospective) are conducted by comparing two proxies, one for the hedged item and another for the hedging instrument.

The hedged item proxy is a "conceptual" swap, where the passive leg mimics the part of the Stable Portion intended for protection, and the active pre-fixed leg mirrors the set of futures designated as the hedge, consistent with the market rates on the hedge designation day. The hedge instrument proxy is a "conceptual" swap, in which the active leg consists of the number of futures contracts designated as the hedge, and the passive pre-fixed leg represents the rate negotiated at the acquisition of these contracts. The proxy remains stable throughout the strategy as the contracts are held to maturity.

Any ineffectiveness is recognized in the income statement under the line item "Gains (losses) on financial assets and liabilities (net)."

a) Prospective Test: in line with regulations, the prospective test must be conducted at the inception date and quarterly thereafter to demonstrate that the expectation of the hedge relationship's effectiveness is high. However, for proactive and more efficient monitoring of projections and to ensure better maintenance of the related testing routines, these tests are performed monthly.

a.1) Periodic Prospective Test: Market Risk conducts projections for three scenarios for the tests, which include: 1º 10bps on the curve; 2º 50bps on the curve, and 3º 100bps on the curve. Utilizing the validated estimates, prospective tests are performed by valuing the two variable legs of the transaction at fair value.

a.2) Initial Prospective Test: the methodology of the periodic prospective test must also be applied at the start date of each new strategy.

b) Retrospective Test: this must be conducted monthly using historical data to cumulatively demonstrate the hedge's effectiveness, in line with the previously outlined methodology. Any ineffectiveness is recognized in the statement of profit or loss.

The Ineffective Portion is measured through the prospective hedge test and, if identified, it is recognized in the income statement under the line item Gains (losses) on financial assets and liabilities (net).

Effectiveness must range between 80% and 125%.

In cash flow hedges, the effective portion of the change in the fair value of the hedging instrument is temporarily recognized in equity under the line item "Other Comprehensive Income - Cash Flow Hedges" (Note 25) until the projected transactions take place. At that point, this portion is recognized in the consolidated statements of income, except if the projected transactions result in the recognition of non-financial assets or liabilities, in which case this portion will be included in the cost of the financial asset or liability. The ineffective portion of the change in the value of foreign exchange hedging derivatives is recognized directly in the consolidated statements of income. Furthermore, the ineffective portion of gains and losses on cash flow hedge instruments in a foreign operation is directly recognized in "Gains (losses) on financial assets and liabilities (net)" in the consolidated income statements.

	2023		2022		2021
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Cash Flow Hedge
Eurobonds	-	-	-	-	-	-
Trade Finance Off	-	-	(72,624)	-	(236,630)	-
Government Securities (LFT)	-	-	(984,396)	-	(982,648)	-
CDB	(69,919)	-	(536,935)	-	402,778	-
Total	(69,919)	-	(1,593,955)	-	(816,500)	-

					12/31/2023

					Hedge Instruments	Hedge Object
	Curve		Adjustment to	Curve		Accounting
Strategies	Value	Fair value	Fair value	Value	Fair value	Value
Swap Contracts	(547,710)	10,807,983	10,260,273	(464,400)	13,176,910	12,712,510
Hedge of Securities	(547,710)	10,807,983	10,260,273	(464,400)	13,176,910	12,712,510
Future Contracts	393,863	18,630,833	19,024,696	(1,327,113)	24,612,842	23,285,729
Credit Operations Hedge	2,138	2,431,537	2,433,675	(3,105,374)	7,619,634	4,514,260
Hedge of Securities	294,688	8,228,328	8,523,016	465,051	9,525,807	9,990,858
Funding Hedge	97,037	7,970,968	8,068,005	1,313,210	7,467,401	8,780,611

					12/31/2022

					Hedge Instruments	Hedge Object
	Curve	Accounting	Adjustment to	Curve	Market	Accounting
Strategies	Value	Value - liability	Fair value	Value	Value	Value
Future Contracts	403,700	42,617,519	43,021,219	2,611,153	42,568,476	45,179,629
Credit Operations Hedge	54,882	14,039,535	14,094,417	2,647,973	12,251,307	14,899,280
Hedge of Securities	348,474	17,126,826	17,475,300	1,912,343	18,375,905	20,288,248
Hedge of Securities	344	11,451,158	11,451,502	(1,949,163)	11,941,264	9,992,101

					12/31/2021

					Hedge Instruments	Hedge Object
	Curve	Accounting	Adjustment to	Curve	Market	Accounting
Strategies	Value	Value - liability	Fair value	Value	Value	Value
Future Contracts	(616,062)	110,932,643	110,316,583	(8,912,769)	128,673,067	119,760,298
Credit Operations Hedge	(577,845)	28,542,862	27,965,018	1,508,397	28,659,545	30,167,942
Hedge of Securities	(26)	71,320,781	71,320,756	(10,543,430)	89,837,000	79,293,570
Hedge of Securities	(38,191)	11,069,000	11,030,809	122,264	10,176,522	10,298,786
(*)	The Bank has cash flow hedging strategies, the objects of which are assets in its portfolio, which is why we demonstrate the liability position of the respective instruments. For structures whose instruments are futures, we show the notional balance, recorded in a memorandum account.

a.6) Derivative Financial Instruments - Margins Pledged as Guarantee

The margin provided as collateral for trading at B3 S.A. involving proprietary and third-party derivative financial instruments is composed of federal government securities.

	2023	2022	2021
Financial Treasury Bills - LFT	20,960,140	18,269,122	31,305,549
National Treasury Bills - LTN	2,122,045	3,291,246	3,751,223
National Treasury Notes - NTN	4,988,403	10,904,676	7,725,538
Total	28,070,588	32,465,044	42,782,310

b) Short Positions

As of December 31, 2023, the balance of short positions amounted to R$ 19,831,991 (2022 - R$22,047,423 and 2021 - R$12,780,559), which includes the value of financial liabilities arising from the direct sale of financial assets acquired under repurchase agreements or borrowed.